Quarterly Holdings Report
for
Fidelity® Worldwide Fund
January 31, 2022
WLD-NPRT1-0422
1.813085.117
Common Stocks - 96.8%
	Shares	Value ($)
Australia - 0.5%
Bapcor Ltd.	543,673	2,724,141
Lynas Rare Earths Ltd. (a)	451,415	2,915,736
National Storage REIT unit	3,852,257	6,753,258
Rio Tinto Ltd.	24	1,908
Technology One Ltd.	161,100	1,205,190
TOTAL AUSTRALIA		13,600,233
Austria - 0.5%
Erste Group Bank AG	190,800	8,918,101
Wienerberger AG	144,500	5,231,918
TOTAL AUSTRIA		14,150,019
Bailiwick of Jersey - 0.2%
Experian PLC	105,577	4,409,730
Belgium - 0.7%
Azelis Group NV	144,600	3,681,910
KBC Groep NV	127,964	11,128,948
UCB SA	60,600	6,030,020
TOTAL BELGIUM		20,840,878
Brazil - 0.1%
Rede D'Oregon Sao Luiz SA (b)	196,100	1,636,721
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S)	139,553	796,637
Canada - 1.2%
Canada Goose Holdings, Inc. (a)	206	6,326
Canadian Natural Resources Ltd.	274,500	13,963,081
Constellation Software, Inc.	3,700	6,372,651
Definity Financial Corp.	144,900	3,285,228
PrairieSky Royalty Ltd.	836,000	10,759,517
Topicus.Com, Inc.	8,183	664,026
TOTAL CANADA		35,050,829
Cayman Islands - 0.0%
Antengene Corp. (a)(b)	735,902	578,385
Medlive Technology Co. Ltd. (b)	364,500	591,809
TOTAL CAYMAN ISLANDS		1,170,194
China - 0.1%
WuXi AppTec Co. Ltd. (H Shares) (b)	87,780	1,259,052
Denmark - 0.1%
ORSTED A/S (b)	38,100	4,059,364
Finland - 0.3%
Musti Group OYJ	83,200	2,486,558
Nanoform Finland PLC (a)	675,300	4,244,391
Neste Oyj	42,100	1,898,690
TOTAL FINLAND		8,629,639
France - 3.2%
Antin Infrastructure Partners SA	20,000	608,853
AXA SA	339,900	10,764,969
BNP Paribas SA	164,600	11,750,697
Capgemini SA	44,600	10,026,807
Elior SA (a)(b)	318,800	1,923,041
Exclusive Networks SA	151,000	2,477,012
Hydrogen Refueling Solutions	52,147	1,380,697
L'Oreal SA	20,800	8,884,651
LVMH Moet Hennessy Louis Vuitton SE	24,339	19,991,506
Societe Generale Series A	263,800	9,792,341
Teleperformance	13,100	4,933,317
Total SA	104,362	5,934,801
Worldline SA (a)(b)	53,900	2,612,543
TOTAL FRANCE		91,081,235
Germany - 2.4%
Allianz SE	26,800	6,880,972
Brenntag SE	77,000	6,597,070
Daimler AG (Germany)	149,800	11,953,098
Deutsche Post AG	224,200	13,492,492
Instone Real Estate Group BV (b)	42,572	757,551
Linde PLC	10,034	3,191,013
Merck KGaA	14,400	3,157,895
Nexus AG	46,000	3,260,928
Shop Apotheke Europe NV (a)(b)	17,500	2,275,209
Siemens AG	61,000	9,685,043
Siemens Healthineers AG (b)	63,100	4,054,949
SUSE SA (a)	49,999	1,649,051
TOTAL GERMANY		66,955,271
Hong Kong - 0.5%
AIA Group Ltd.	785,000	8,195,253
Hong Kong Exchanges and Clearing Ltd.	103,700	5,918,754
TOTAL HONG KONG		14,114,007
Hungary - 0.3%
OTP Bank PLC (a)	113,700	6,575,638
Richter Gedeon PLC	86,900	2,290,404
TOTAL HUNGARY		8,866,042
India - 1.7%
Avenue Supermarts Ltd. (a)(b)	16,542	917,796
Delhivery Private Ltd. (c)(d)	203,700	1,604,042
Eicher Motors Ltd.	54,500	1,947,487
FSN E-Commerce Ventures Private Ltd.	1,650	36,870
HDFC Bank Ltd.	212,324	4,272,740
HDFC Bank Ltd. sponsored ADR	111,286	7,637,558
Housing Development Finance Corp. Ltd.	250,794	8,562,636
Pine Labs Private Ltd. (c)(d)	792	482,581
PVR Ltd. (a)	59,000	1,270,940
Reliance Industries Ltd.	239,360	7,718,726
Reliance Industries Ltd. sponsored GDR (b)	36,700	2,361,049
Sunteck Realty Ltd. (a)	186,516	1,287,682
V-Mart Retail Ltd. (a)	102,303	5,184,182
Vijaya Diagnostic Centre Pvt Ltd.	256,700	1,793,342
Zomato Ltd. (a)(c)	2,358,400	2,572,943
TOTAL INDIA		47,650,574
Ireland - 3.1%
Accenture PLC Class A	92,000	32,529,360
Cairn Homes PLC	2,869,239	4,017,970
CRH PLC	196,900	9,882,490
Dalata Hotel Group PLC (a)	999,074	4,765,526
Flutter Entertainment PLC (a)	20,500	3,123,660
ICON PLC (a)	9,900	2,630,628
Kingspan Group PLC (Ireland)	21,300	2,050,276
Linde PLC	92,000	29,318,560
Ryanair Holdings PLC sponsored ADR (a)	11,174	1,247,242
TOTAL IRELAND		89,565,712
Isle of Man - 0.1%
Entain PLC (a)	138,700	3,002,766
Italy - 0.3%
BFF Bank SpA (b)	403,100	3,082,080
Intesa Sanpaolo SpA	1,782,400	5,297,009
Reply SpA	4,337	728,835
TOTAL ITALY		9,107,924
Japan - 5.8%
Daiichi Sankyo Kabushiki Kaisha	142,200	3,195,234
Daiichikosho Co. Ltd.	55,700	1,578,322
FUJIFILM Holdings Corp.	107,500	7,206,374
Fujitsu Ltd.	31,500	4,164,249
Hitachi Ltd.	219,300	11,398,344
Hoya Corp.	84,200	10,918,075
Itochu Corp.	249,100	8,002,702
JEOL Ltd.	93,600	5,103,295
Keyence Corp.	15,840	8,124,695
Minebea Mitsumi, Inc.	352,600	8,628,331
Misumi Group, Inc.	60,900	1,975,711
Mitsubishi UFJ Financial Group, Inc.	567,600	3,440,383
Money Forward, Inc. (a)	42,200	1,920,363
NSD Co. Ltd.	215,600	3,682,420
Olympus Corp.	303,700	6,795,909
ORIX Corp.	551,700	11,379,985
PALTAC Corp.	40,500	1,552,252
Persol Holdings Co. Ltd.	222,900	5,754,346
Recruit Holdings Co. Ltd.	191,300	9,455,692
Renesas Electronics Corp. (a)	665,800	7,641,262
Shin-Etsu Chemical Co. Ltd.	65,500	10,958,766
SMC Corp.	6,800	3,792,779
Sony Group Corp.	133,200	14,900,881
TIS, Inc.	136,000	3,576,890
Z Holdings Corp.	1,232,700	6,260,473
ZOZO, Inc.	129,400	3,448,178
TOTAL JAPAN		164,855,911
Kenya - 0.1%
Safaricom Ltd.	5,920,700	1,923,185
Korea (South) - 0.4%
Samsung SDI Co. Ltd.	4,950	2,456,269
SK Hynix, Inc.	73,910	7,649,218
TOTAL KOREA (SOUTH)		10,105,487
Luxembourg - 0.3%
B&M European Value Retail SA	304,000	2,327,917
Eurofins Scientific SA	49,810	5,001,066
TOTAL LUXEMBOURG		7,328,983
Netherlands - 2.2%
Airbus Group NV (a)	74,800	9,551,450
ASML Holding NV (Netherlands)	30,300	20,522,018
IMCD NV	22,800	3,922,055
ING Groep NV (Certificaten Van Aandelen)	637,600	9,429,533
NXP Semiconductors NV	23,700	4,868,928
RHI Magnesita NV	42,522	1,961,312
Universal Music Group NV	520,200	12,843,291
TOTAL NETHERLANDS		63,098,587
New Zealand - 0.2%
EBOS Group Ltd.	92,792	2,385,468
Ryman Healthcare Group Ltd.	481,975	3,151,551
TOTAL NEW ZEALAND		5,537,019
Norway - 0.9%
Equinor ASA	573,180	15,801,327
Kongsberg Gruppen ASA	223,400	6,770,382
Schibsted ASA (A Shares)	71,700	2,124,085
Volue A/S (a)	331,800	1,977,753
TOTAL NORWAY		26,673,547
Spain - 0.5%
Aena SME SA (a)(b)	13,500	2,181,364
Amadeus IT Holding SA Class A (a)	114,300	7,859,294
Cellnex Telecom SA (b)	89,256	4,047,368
TOTAL SPAIN		14,088,026
Sweden - 1.3%
ASSA ABLOY AB (B Shares)	237,200	6,495,037
EQT AB	111,800	4,381,056
Haypp Group (a)	525,000	2,417,376
HEXPOL AB (B Shares)	189,100	2,256,290
Indutrade AB	233,400	5,806,479
Kry International AB (c)(d)	489	139,232
Lagercrantz Group AB (B Shares)	274,300	3,104,683
Nibe Industrier AB (B Shares)	140,000	1,330,638
Nordnet AB	296,200	4,616,296
Stillfront Group AB (a)	465,380	2,265,164
Svenska Handelsbanken AB (A Shares)	404,800	4,314,180
TOTAL SWEDEN		37,126,431
Switzerland - 2.4%
Dufry AG (a)	51,200	2,653,291
Lonza Group AG	11,532	7,950,644
Nestle SA (Reg. S)	133,350	17,220,602
On Holding AG	14,300	377,091
Partners Group Holding AG	4,108	5,727,369
Roche Holding AG (participation certificate)	63,739	24,666,954
Sika AG	20,609	7,210,559
Zur Rose Group AG (a)	14,231	3,483,684
TOTAL SWITZERLAND		69,290,194
Taiwan - 0.5%
MediaTek, Inc.	124,000	4,929,079
Taiwan Semiconductor Manufacturing Co. Ltd.	426,000	9,857,766
TOTAL TAIWAN		14,786,845
United Kingdom - 3.1%
Anglo American PLC (United Kingdom)	209,514	9,236,531
AstraZeneca PLC (United Kingdom)	42,000	4,885,777
Big Yellow Group PLC	179,500	3,621,830
Bytes Technology Group PLC	404,700	2,536,539
Clarkson PLC	103,100	4,588,771
Compass Group PLC	438,150	9,958,121
Dechra Pharmaceuticals PLC	33,600	1,887,281
Diageo PLC	170,373	8,597,260
Dr. Martens Ltd.	407,300	1,692,209
Harbour Energy PLC (a)	527,300	2,573,017
J.D. Wetherspoon PLC (a)	172,100	2,089,582
JD Sports Fashion PLC	2,153,800	5,522,708
JTC PLC (b)	285,100	3,016,457
Lloyds Banking Group PLC	5,649,151	3,920,353
M&G PLC	3,307,063	9,678,846
Prudential PLC (a)	468,212	7,892,058
Smart Metering Systems PLC	287,100	2,858,262
Vistry Group PLC	283,677	3,933,101
Zegona Communications PLC	30,559	36,213
TOTAL UNITED KINGDOM		88,524,916
United States of America - 63.8%
Acuity Brands, Inc.	7,800	1,493,934
Adobe, Inc. (a)	145,124	77,539,753
Alcoa Corp.	45,000	2,551,950
Alphabet, Inc. Class A (a)	52,000	140,715,640
Amazon.com, Inc. (a)	26,800	80,171,396
Antero Resources Corp. (a)	632,000	12,342,960
Apple, Inc.	702,000	122,695,560
Avery Dennison Corp.	14,000	2,875,880
Ball Corp.	65,000	6,311,500
Builders FirstSource, Inc. (a)	38,000	2,583,620
Caesars Entertainment, Inc. (a)	41,000	3,121,740
Charles Schwab Corp.	98,000	8,594,600
Cheniere Energy, Inc.	18,000	2,014,200
Chesapeake Energy Corp. (e)	210,000	14,315,700
Cintas Corp.	11,000	4,306,830
CME Group, Inc.	31,000	7,114,500
Cognizant Technology Solutions Corp. Class A	549,000	46,895,580
Crocs, Inc. (a)	10,000	1,026,200
Crown Holdings, Inc.	208,000	23,795,200
Danaher Corp.	41,000	11,717,390
Deckers Outdoor Corp. (a)	80,355	25,732,082
East West Bancorp, Inc.	61,000	5,266,740
Eli Lilly & Co.	142,000	34,845,380
EOG Resources, Inc.	44,000	4,905,120
Exelon Corp.	99,000	5,737,050
Fair Isaac Corp. (a)	27,000	13,364,730
Ford Motor Co.	416,000	8,444,800
Freeport-McMoRan, Inc.	278,000	10,347,160
Generac Holdings, Inc. (a)	5,000	1,411,900
Guardant Health, Inc. (a)	27,000	1,877,850
Hertz Global Holdings, Inc.	43,000	828,180
Intercontinental Exchange, Inc.	60,000	7,599,600
Intuit, Inc.	160,700	89,225,461
Johnson & Johnson	86,000	14,816,940
KBR, Inc.	16,134	700,216
Lowe's Companies, Inc.	134,000	31,804,900
lululemon athletica, Inc. (a)	11,900	3,971,744
Marvell Technology, Inc.	710,900	50,758,260
MasterCard, Inc. Class A	104,000	40,183,520
Meta Platforms, Inc. Class A (a)	288,000	90,218,880
Microsoft Corp.	456,000	141,806,870
Moody's Corp.	86,000	29,498,000
Morgan Stanley	187,000	19,174,980
MP Materials Corp. (a)(e)	40,000	1,597,600
NextEra Energy, Inc.	49,000	3,827,880
NICE Systems Ltd. sponsored ADR (a)	7,300	1,869,238
NIKE, Inc. Class B	12,000	1,776,840
Northrop Grumman Corp.	11,000	4,068,900
NVIDIA Corp.	259,000	63,418,740
Olin Corp.	187,071	9,478,888
onsemi (a)	34,600	2,041,400
Oracle Corp.	150,000	12,174,000
PayPal Holdings, Inc. (a)	13,000	2,235,220
Pioneer Natural Resources Co.	327,000	71,577,030
Range Resources Corp. (a)	1,051,000	20,231,750
Regal Rexnord Corp.	4,000	633,920
S&P Global, Inc.	189,628	78,737,338
Salesforce.com, Inc. (a)	107,000	24,891,410
Signature Bank	152,000	46,303,760
Stripe, Inc. Class B (a)(c)(d)	10,000	362,500
SVB Financial Group (a)	14,000	8,174,600
Sysco Corp.	28,000	2,188,200
Teradyne, Inc.	103,000	12,095,290
Tesla, Inc. (a)	26,500	24,823,080
Thermo Fisher Scientific, Inc.	23,000	13,369,900
UnitedHealth Group, Inc.	170,000	80,336,900
Walker & Dunlop, Inc.	7,000	926,870
Warner Music Group Corp. Class A	300,286	12,762,155
Wayfair LLC Class A (a)	33,229	5,181,066
Wells Fargo & Co.	1,669,000	89,792,200
Welltower, Inc.	193,000	16,719,590
Zoetis, Inc. Class A	23,000	4,595,170
TOTAL UNITED STATES OF AMERICA		1,820,895,931
TOTAL COMMON STOCKS (Cost $2,029,945,465)		2,760,181,889

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	14,425	2,144,421
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	138,905	1,377,938
		3,522,359
United States of America - 0.1%
Instacart, Inc. Series I (c)(d)	8,000	749,760
Stripe, Inc. Series H (c)(d)	4,200	152,250
		902,010
TOTAL CONVERTIBLE PREFERRED STOCKS		4,424,369
Nonconvertible Preferred Stocks - 0.1%
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (c)(d)	1,892	1,152,833
Series A (c)(d)	473	288,208
Series B (c)(d)	514	313,190
Series B2 (c)(d)	416	253,477
Series C (c)(d)	774	471,614
Series C1 (c)(d)	163	99,319
Series D (c)(d)	174	106,022
		2,684,663
Sweden - 0.0%
Kry International AB Series E (c)(d)	2,824	804,070
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,488,733
TOTAL PREFERRED STOCKS (Cost $7,655,900)		7,913,102

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	156,102,040	156,133,261
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	10,972,962	10,974,060
TOTAL MONEY MARKET FUNDS (Cost $167,103,776)		167,107,321

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $2,204,705,141)	2,935,202,312
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(82,993,213)
NET ASSETS - 100.0%	2,852,209,099

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,354,738 or 1.2% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,074,400 or 0.5% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,580,608
Delhivery Private Ltd.	5/20/21	994,308
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,972,888
Instacart, Inc. Series I	2/26/21	1,000,000
Kry International AB	5/14/21	212,376
Kry International AB Series E	5/14/21	1,291,057
Pine Labs Private Ltd.	6/30/21	295,305
Pine Labs Private Ltd. Series 1	6/30/21	705,451
Pine Labs Private Ltd. Series A	6/30/21	176,363
Pine Labs Private Ltd. Series B	6/30/21	191,650
Pine Labs Private Ltd. Series B2	6/30/21	155,110
Pine Labs Private Ltd. Series C	6/30/21	288,594
Pine Labs Private Ltd. Series C1	6/30/21	60,776
Pine Labs Private Ltd. Series D	6/30/21	64,878
Stripe, Inc. Class B	5/18/21	401,284
Stripe, Inc. Series H	3/15/21	168,525
Zomato Ltd.	12/09/20 - 2/10/21	1,583,814

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	32,092,646	424,679,150	300,638,535	7,953	-	-	156,133,261	0.3%
Fidelity Securities Lending Cash Central Fund 0.08%	13,243,601	46,933,959	49,203,500	127,758	-	-	10,974,060	0.0%
Total	45,336,247	471,613,109	349,842,035	135,711	-	-	167,107,321

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.